Notes Payable And Revolving Credit Agreement (Details) - VASO CORPORATION [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2022
Notes Payable And Revolving Credit Agreement (Details) [Line Items]
Note interest rate	1.90%
Line of credit		$ 3.0
Line of credit expiration date	Aug. 31, 2023